UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00041

GENERAL AMERICAN INVESTORS COMPANY, INC.
(Exact name of registrant as specified in charter)

100 Park Avenue, 35th Floor, New York, NY 10017
(Address of principal executive offices)(Zip code)

Eugene S. Stark
General American Investors Company, Inc.
100 Park Avenue, 35th Floor,
New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-916-8400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1:  Statement of Investments

				Value
	Shares	COMMON STOCKS		(note 1a)
Consumer	AUTOMOBILES AND COMPONENTS (0.5%)
Discretionary	434,063	Ford Motor Company	(Cost $5,091,723)	$4,809,418
(15.2%)
	MEDIA (2.2%)
	10,000	Charter Communications, Inc. (a)		3,112,200
	404,285	Discovery Communications, Inc. (a)		8,663,828
	336,245	Sinclair Broadcast Group, Inc. - Class A		10,524,468
			(Cost $24,486,145)	22,300,496
	RETAILING (12.5%)
	18,000	Amazon.com, Inc. (a)		26,052,120
	291,599	GCI Liberty Inc. Class A (a)		15,413,923
	335,279	Liberty Expedia Holdings, Inc. (a)		13,169,759
	500,000	Macy’s, Inc.		14,870,000
	743,268	The TJX Companies, Inc.		60,620,938
			(Cost $54,692,610)	130,126,740
			(Cost $84,270,478)	157,236,654

Consumer	FOOD, BEVERAGE AND TOBACCO (11.8%)
Staples	220,000	Danone (France)		17,789,431
(15.4%)	93,210	Diageo plc ADR (United Kingdom)		12,622,498
	450,000	Nestle S.A. (Switzerland)		35,602,637
	195,000	PepsiCo, Inc.		21,284,250
	625,000	Unilever N.V. (Netherlands/United Kingdom)		35,268,294
			(Cost $60,723,128)	122,567,110
	FOOD AND STAPLES RETAILING (3.6%)
	103,781	Costco Wholesale Corporation		19,555,454
	200,000	Wal-Mart Stores, Inc.		17,794,000
			(Cost $19,032,438)	37,349,454
			(Cost $79,755,566)	159,916,564

Energy	110,000	Anadarko Petroleum Corporation		6,645,100
(6.3%)	1,127,947	Cameco Corporation (Canada)		10,253,038
	1,525,000	Ensco plc - Class A (United Kingdom)		6,694,750
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		245,148
	420,000	Halliburton Company		19,714,800
	1,721,159	Helix Energy Solutions Group, Inc. (a)		9,965,511
	125,000	Phillips 66		11,990,000
			(Cost $51,650,073)	65,508,347

Financials	BANKS (2.0%)
(21.8%)	110,000	M&T Bank Corporation	(Cost $560,176)	20,279,600
	DIVERSIFIED FINANCIALS (5.0%)
	105,000	American Express Company		9,794,400
	205,000	JPMorgan Chase & Co.		22,543,850
	370,000	Nelnet, Inc.		19,391,700
			(Cost $12,656,888)	51,729,950
	INSURANCE (14.8%)
	154,552	Aon plc (United Kingdom)		21,688,282
	400,000	Arch Capital Group Ltd. (a) (Bermuda)		34,236,000
	275,000	Axis Capital Holdings Limited (Bermuda)		15,831,750
	110	Berkshire Hathaway Inc. Class A (a) (b)		32,901,000
	120,000	Everest Re Group, Ltd. (Bermuda)		30,818,400
	400,000	MetLife, Inc.		18,356,000
			(Cost $41,917,542)	153,831,432
			(Cost $55,134,606)	225,840,982

				Value
	Shares	COMMON STOCKS (continued)		(note 1a)
Health Care	PHARMACEUTICALS, BIOTECHNOLOGY AND LIFE SCIENCES
(8.7%)	1,617,923	Arantana Therapeutics, Inc. (a)		$7,135,040
	165,000	Celgene Corporation (a)		14,719,650
	443,600	Gilead Sciences, Inc.		33,443,004
	299,942	Intra-Cellular Therapies, Inc. (a)		6,313,779
	200,191	Merck & Co., Inc.		10,904,404
	308,864	Paratek Pharmaceuticals, Inc. (a)		4,015,232
	380,808	Pfizer Inc.		13,514,876
			(Cost $49,515,747)	90,045,985

Industrials	CAPITAL GOODS (4.7%)
(9.7%)	124,131	Eaton Corporation plc (Ireland)		9,919,308
	295,000	General Electric Company		3,976,600
	315,500	Johnson Controls International plc (Ireland)		11,118,220
	190,000	United Technologies Corporation		23,905,800
			(Cost $42,127,455)	48,919,928
	COMMERCIAL AND PROFESSIONAL SERVICES (5.0%)
	787,800	Republic Services, Inc.	(Cost $11,167,520)	52,175,994
			(Cost $53,294,975)	101,095,922

Information	SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT (5.4%)
Technology	249,756	Applied Materials, Inc.		13,888,931
(26.5%)	192,850	ASML Holding N.V. (Netherlands)		38,292,296
	13,400	Broadcom Limited		3,157,710
			(Cost $15,669,292)	55,338,937
	SOFTWARE AND SERVICES (12.5%)
	35,500	Alphabet Inc. (a)		36,628,545
	116,000	DXC Technology Company		11,661,480
	615,000	eBay Inc. (a)		24,747,600
	500,686	Microsoft Corporation		45,697,611
	243,247	Oracle Corporation		11,128,550
			(Cost $82,914,545)	129,863,786
	TECHNOLOGY HARDWARE AND EQUIPMENT (8.6%)
	114,000	Apple Inc.		19,126,920
	640,000	Cisco Systems, Inc.		27,449,600
	133,966	InterDigital, Inc.		9,859,898
	335,036	QUALCOMM Incorporated		18,564,345
	141,309	Universal Display Corporation		14,272,209
			(Cost $46,563,831)	89,272,972
			(Cost $145,147,668)	274,475,695

Miscellaneous		Other (c)	(Cost $46,610,231)	48,039,820
(4.6%)
Telecommunications	421,252	Vodafone Group plc ADR (United Kingdom) (Cost $13,448,136)		11,719,231
Services
(1.1%)
		TOTAL COMMON STOCKS (109.3%)	(Cost $578,827,480)	1,133,879,200

	Warrant	WARRANT (a)
Technology	281,409	Applied DNA Sciences, Inc./	(Cost $2,814)	74,573
Hardware and		November 14, 2019/$3.50
Equipment
(0.0%)
	Contracts
Put Options	(100 shares each) COMPANY/EXPIRATION DATE/EXERCISE PRICE
Consumer	250	Costco Wholesale Corporation/April 20, 2018/$180
Staples (0.0%)			(COST $85,511)	29,250

Consumer	1,200	TJX Companies, Inc./April 20, 2018/$75
Discretionary			(COST $187,120)	18,000
(0.0%)
		TOTAL PUT OPTIONS (0.1%)	(COST $272,631)	47,250

		Value
Shares	SHORT-TERM SECURITY AND OTHER ASSETS	(note 1a)
98,036,694	State Street Institutional Treasury Plus Money Market Fund,
Trust Class, 1.5% (d) (9.5%)	(Cost $98,036,694)	$98,036,694
TOTAL INVESTMENTS (e) (118.8%)	(Cost $677,139,619)	1,232,037,717
Liabilities in excess of receivables and other assets (-0.5%)		(4,838,194)
		1,227,199,523
PREFERRED STOCK (-18.3%)		(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)		$1,037,082,348

ADR - American Depository Receipt
(a) Non-income producing security.
(b) Security is held as collateral for options written.
(c) Securities which have been held for less than one year, not previously disclosed, and not restricted.
(d) 7 day yield.
(e) At March 31, 2018, the cost of investments for Federal income tax purposes was $680,850,125; aggregate gross unrealized appreciation was
$575,621,752; aggregate gross unrealized depreciation was $24,434,160; and net unrealized appreciation was $551,187,592.

	Contracts			Value
Call Options	(100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE		(note 1a)
Consumer	400	Costco Wholesale Corporation/April 20, 2018/$185 (Premiums Received $187,919)		$230,000
Staples (0.0%)
Consumer	597	TJX Companies, Inc./ April 20, 2018/$80		164,175
Discretionary	400	TJX Companies, Inc./ July 20, 2018/$77.50		272,000
(0.0%)			(Premiums Received $472,895)	436,175
		TOTAL CALL OPTIONS	(Total Premiums Received $660,814)	$666,175

Put Options
Consumer	1,000	Walmart Stores, Inc./June 15, 2018/$92.50	(Premiums Received $386,353)	$585,000
Staples (0.1%)

Information	1,000	Facebook Inc. Class A/May 18, 2018/$150	(Premiums Received $597,949)	505,000
Technology (0.0%)		TOTAL PUT OPTIONS	(Total Premiums Received $984,302)	$1,090,000

NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

General American Investors Company, Inc. (the "Company"), established in 1927, is registered under the
Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

1. SECURITY VALUATION

Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to assist in determining current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value. Special holdings (restricted securities) and other securities for which quotations are not readily available are valued at fair value determined in good faith pursuant to specific procedures appropriate to each security as established by and under the general supervision of the
Board of Directors. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized upon the actual sale of the security.

2. OPTIONS

The Company may purchase and write (sell) put and call options. The Company typically purchases put options or writes call options to hedge the value of portfolio investments while it typically purchases call options and writes put options to obtain equity market exposure under specified circumstances. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the
Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed under cost of investments on the
Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

3. FAIR VALUE MEASUREMENTS

Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and
Level 3 - significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$1,133,879,200	-	-	$1,133,879,200
Warrant	74,573	-	-	74,573
Purchased options	47,250	-	-	47,250
Money Market	98,036,694	-	-	98,036,694
Total	$1,232,037,717	-	-	$1,232,037,717

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of March 31, 2018, an evaluation was performed under the supervision and with the participation of the officers of General American Investors Company, Inc. (the "Registrant"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Registrant's disclosure controls and procedures. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 31, 2018, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form
N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the
Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-
2(a)under the Investment Company Act of 1940 are attached hereto as Exhibit 99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General American Investors Company, Inc.

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration

Date: May 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

Date: May 1, 2018

By: /s/ Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)

Date: May 1, 2018

EXHIBIT 99.CERT
CERTIFICATIONS

I, Jeffrey W. Priest, certify that:

1. I have reviewed this report on Form N-Q of General American Investors Company, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 1, 2018

By: /s/Jeffrey W. Priest
Jeffrey W. Priest
President and Chief Executive Officer
(Principal Executive Officer)

I, Eugene S. Stark, certify that:

1. I have reviewed this report on Form N-Q of General American Investors Company, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;
and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 1, 2018

By: /s/Eugene S. Stark
Eugene S. Stark
Vice-President, Administration
(Principal Financial Officer)